CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Revenues, net	$ 1,989,167	$ 1,970,231
Cost of sales	(1,810,128)	(1,818,436)
Gross profit	179,039	151,795
Selling, marketing, general and administrative expenses	(120,879)	(109,544)
Gain on disposal of businesses	0	242
Gain on asset sales	3,973	495
Operating income	62,133	42,988
Other income, net	1,775	2,464
Interest income	2,309	1,584
Interest expense	(21,712)	(11,616)
Income from continuing operations before income taxes and equity earnings	44,505	35,420
Income tax expense	(10,994)	(7,358)
Equity method earnings	1,478	577
Income from continuing operations	34,989	28,639
Loss from discontinued operations, net of income taxes	(14,506)	(25,230)
Net income	20,483	3,409
Less: Net income attributable to noncontrolling interests	(6,324)	(4,803)
Net income (loss) attributable to Dole plc	$ 14,159	$ (1,394)
Income (loss) per share - basic:
Continuing operations (in USD per share)	$ 0.30	$ 0.26
Discontinued operations (in USD per share)	(0.15)	(0.27)
Net income (loss) per share attributable to Dole plc - basic (in USD per share)	0.15	(0.01)
Income (loss) per share - diluted:
Continuing operations (in USD per share)	0.30	0.26
Discontinued operations (in USD per share)	(0.15)	(0.27)
Net income (loss) per share attributable to Dole plc - diluted (in USD per share)	$ 0.15	$ (0.01)
Weighted-average shares:
Basic (in shares)	94,899	94,878
Diluted (in shares)	95,024	94,909